PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2013
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

4.              PROPERTY AND EQUIPMENT

Property and equipment recorded on the Company’s consolidated balance sheets as of March 31, 2012 and 2013, consists of the following:

	Thousands of Yen
	2012	2013
Leasehold improvements	¥109,141	¥112,296
Furniture and fixtures	95,476	99,520
Computers	336,338	873,716
Assets under capital lease, principally office equipment	5,153	19,706
Total	546,108	1,105,238
Accumulated depreciation	(169,345)	(315,914)
Property and equipment—net	¥376,763	¥789,324